Leases - Changes in Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Right-Of-Use Assets [Roll Forward]
Balance - January 1	$ 1,020.6	$ 1,051.4
Additions	182.1	133.1
Disposals	(23.0)	(9.9)
Depreciation	(186.9)	(178.7)
Acquisitions of subsidiaries (note 23)	20.1	20.6
Assets held for sale (note 23)	0.0	(22.9)
Foreign exchange effect and other(3)	(4.9)	27.0
Balance - December 31 (note 13)	1,008.0	1,020.6
Insurance and reinsurance companies
Changes In Right-Of-Use Assets [Roll Forward]
Balance - January 1	385.4	418.9
Additions	81.5	59.9
Disposals	(3.1)	(8.3)
Depreciation	(68.9)	(69.3)
Acquisitions of subsidiaries (note 23)	0.0	4.4
Assets held for sale (note 23)	0.0	(22.9)
Foreign exchange effect and other(3)	1.2	2.7
Balance - December 31 (note 13)	396.1	385.4
Non-insurance companies
Changes In Right-Of-Use Assets [Roll Forward]
Balance - January 1	635.2	632.5
Additions	100.6	73.2
Disposals	(19.9)	(1.6)
Depreciation	(118.0)	(109.4)
Acquisitions of subsidiaries (note 23)	20.1	16.2
Assets held for sale (note 23)	0.0	0.0
Foreign exchange effect and other(3)	(6.1)	24.3
Balance - December 31 (note 13)	611.9	$ 635.2
Impairment loss, right-of-use assets, COVID related	$ 18.2